Provisions - Schedule of Provisions (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Provisions [Line Items]
Beginning balance	SFr 36.6	SFr 17.1
Additions	10.4	14.6
Release	(5.0)	(0.4)
Utilization	(6.6)	(3.2)
Exchange differences	(1.2)	0.0
Ending balance	34.3	28.2
thereof current	16.9	16.8	SFr 21.7	SFr 7.1
thereof non-current	17.4	11.4	14.9	10.0
Social charges
Disclosure of Provisions [Line Items]
Beginning balance	20.3	6.8
Additions	4.4	13.0
Release	(2.5)	(0.4)
Utilization	(6.6)	(3.2)
Exchange differences	(0.4)	(0.1)
Ending balance	15.1	16.1
thereof current	15.1	15.6	20.3	6.3
thereof non-current	0.0	0.5	0.0	0.5
Long-service leave
Disclosure of Provisions [Line Items]
Beginning balance	8.0	5.8
Additions	2.6	1.4
Release	(0.2)	(0.1)
Utilization	0.0	0.0
Exchange differences	(0.4)	0.1
Ending balance	10.0	7.2
thereof current	1.2	1.0	1.0	0.7
thereof non-current	8.8	6.2	7.0	5.1
Other
Disclosure of Provisions [Line Items]
Beginning balance	5.9
Ending balance	8.9
Other Provisions
Disclosure of Provisions [Line Items]
Beginning balance	8.4	4.5
Additions	3.4	0.3
Release	(2.2)	0.0
Utilization	0.0	0.0
Exchange differences	(0.4)	0.0
Ending balance	9.2	4.9
thereof current	0.6	0.2	0.4	0.1
thereof non-current	SFr 8.6	SFr 4.6	SFr 8.0	SFr 4.3